Financial Instruments Allowance for Credit Losses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) SecurityLoan contract	Jan. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Net Investment in Lease, Allowance for Credit Loss	$ 31,078	$ 15,055	$ 0
Net Investment in Lease, Allowance for Credit Loss, Period Increase (Decrease)	16,023
Financing Receivable, Credit Loss, Expense (Reversal)	35,621
Financing Receivable, Allowance for Credit Loss	92,821	57,200
Total credit loss expense (reversal)	16,000
Net Investment in Lease	528,641		$ 818,809
Financing Receivable, Originated in Current Fiscal Year	16,463
Financing Receivable, Originated Two Years before Latest Fiscal Year	211,939
Financing Receivable, Originated Four Years before Latest Fiscal Year	73,375
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	374,574
Financing Receivable, before Allowance for Credit Loss	676,351
Loans Receivable [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Accounts and Financing Receivable, Allowance for Credit Loss	4,726	3,714
Financing Receivable, Credit Loss, Expense (Reversal)	1,012
Financial Guarantee [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Off-Balance Sheet, Credit Loss, Liability	2,080	2,139
Off-Balance Sheet, Credit Loss, Liability, Credit Loss Expense (Reversal)	(59)
Equity Method Investments [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net Investment in Lease, Allowance for Credit Loss	54,937	$ 36,292
Net Investment in Lease, Allowance for Credit Loss, Period Increase (Decrease)	$ 18,645
Teekay LNG
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of direct financing leases | contract	3
Number of loans to equity-accounted joint ventures | SecurityLoan	3
Teekay LNG | Loans Receivable [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Originated in Current Fiscal Year	$ 991
Financing Receivable, Originated Two Years before Latest Fiscal Year	0
Financing Receivable, Originated Four Years before Latest Fiscal Year	73,375
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	42,266
Financing Receivable, before Allowance for Credit Loss	116,632
Teekay LNG | Performing Financial Instruments [Member] | Loans Receivable [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Originated in Current Fiscal Year	991
Financing Receivable, Originated Two Years before Latest Fiscal Year	0
Financing Receivable, Originated Four Years before Latest Fiscal Year	0
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	0
Financing Receivable, before Allowance for Credit Loss	991
Teekay LNG | Equity Method Investments [Member] | Sales-Type or Direct Financing [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Total credit loss expense (reversal)	$ 18,600
Teekay Parent [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of direct financing leases | contract	1